Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Exchanges rates for translation	7.8
Protection per depositor		$ 500,000
Restricted cash	$ 1,000,000
Contract liabilities	360,475		$ 260,132
Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities, revenue recognized	$ 226,761
Supplier A [Member]
Summary of Significant Accounting Policies [Line Items]
Number of suppliers	3	3
Supplier B [Member]
Summary of Significant Accounting Policies [Line Items]
Number of suppliers			4
Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Number of suppliers				3